Stockholders' Equity (Deficiency) (Schedule of Stock Options Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Stock Incentive Plan and Stock Option Grants to Employees and Directors [Member]
Number of Shares
Balance Outstanding, April 30, 2013	10,476,412	7,344,381
Granted		3,778,711
Exercised
Forfeited	(10,000)	(646,680)
Expired
Balance Outstanding, April 30, 2014	10,466,412	10,476,412
Exercisable, April 30, 2014	5,082,712	2,050,332
Weighted Average Exercise Price
Balance Outstanding, April 30, 2013	$ 0.35	$ 0.35
Weighted average exercise price of options granted		$ 0.25
Exercised
Forfeited		$ 0.35
Expired
Balance Outstanding, April 30, 2014	$ 0.23	$ 0.35
Exercisable, April 30, 2014	$ 0.27	$ 0.35
Weighted Average Remaining Contractual Term
Balance Outstanding, April 30, 2014	3 years 6 months	4 years
Exercisable, April 30, 2014	3 years 4 months 24 days	3 years 9 months 18 days
Aggregate Intrinsic Value
Balance Outstanding, April 30, 2014
Exercisable, April 30, 2014
Stock Option Grants to Non-Employees [Member]
Number of Shares
Balance Outstanding, April 30, 2013	270,000	270,000
Granted
Exercised
Forfeited	(50,000)
Expired
Balance Outstanding, April 30, 2014	220,000	270,000
Exercisable, April 30, 2014	73,333
Weighted Average Exercise Price
Balance Outstanding, April 30, 2013	$ 0.35	$ 0.35
Weighted average exercise price of options granted
Exercised
Forfeited	$ 0.19
Expired
Balance Outstanding, April 30, 2014	$ 0.30	$ 0.35
Exercisable, April 30, 2014	$ 0.30
Weighted Average Remaining Contractual Term
Balance Outstanding, April 30, 2014	2 years 9 months 18 days	4 years
Exercisable, April 30, 2014	2 years 9 months 18 days
Aggregate Intrinsic Value
Balance Outstanding, April 30, 2014	2.8
Exercisable, April 30, 2014	$ 2.8